Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

May 4, 2012

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Mutual Variable Annuity Account III: (File Nos. 333-69386 and 811-03457)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Annuity Account III and The Penn Mutual Life Insurance Company, we hereby certify that the prospectuses and statements of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 16 to the Registration Statement for Penn Mutual Variable Annuity Account III (File Nos. 333-69386; 811-03457), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR Accession Number 0001193125-12-182435 on April 25, 2012.

Please do not hesitate to contact me at 202.739.5896 or Michael Berenson at 202.739.5450 should you have any questions.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi